Note 9 - Trade Accounts and Notes Payable - Schedule of Trade Accounts and Notes Payable (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade accounts payable	€ 6,286	€ 6,220
Notes payable	11	90
Total	€ 6,297	€ 6,310